CERTAIN ASSETS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF GOODWILL ATTRIBUTABLE TO EACH BUSINESS COMBINATION

The Company recorded goodwill from each of its business combinations. The following is a summary of goodwill by entity as of September 30, 2025, and December 31, 2024:

	September 30,	December 31,
	2025	2024
Bailey	$3,158,123	$3,158,123
Stateside	2,104,056	2,104,056
Sundry	3,711,322	3,711,322
	$8,973,501	$8,973,501

The Company recorded goodwill from each of its business combinations. The following is a summary of goodwill by entity for the years ended December 31, 2024 and 2023:

	December 31,
	2024	2023
Bailey	$3,158,123	$3,158,123
Stateside	2,104,056	2,104,056
Sundry	3,711,322	3,711,322
	$8,973,501	$8,973,501

SCHEDULE OF INFORMATION RELATING TO THE COMPANY’S IDENTIFIABLE INTANGIBLE ASSETS

The following table summarizes information relating to the Company’s identifiable intangible assets as of September 30, 2025:

September 30, 2025	Gross		Accumulated	Carrying
	Amount	Impairment	Amortization	Value
Amortized:
Customer relationships	8,634,560	-	(8,218,021)	416,539
Technology asset	3,000,000	-	-	3,000,000
	$11,634,560	$-	$(8,218,021)	$3,416,539
Indefinite-lived:
Brand name	4,453,880	-	-	4,453,880
Total	$16,088,440	$-	$(8,218,021)	$7,870,419

December 31, 2024	Gross		Accumulated	Carrying
	Amount	Impairment	Amortization	Value
Amortized:
Customer relationships	10,022,560	(1,388,000)	(6,968,401)	1,666,159
	$10,022,560	$(1,388,000)	$(6,968,401)	$1,666,159
Indefinite-lived:
Brand name	4,453,880	-	-	4,453,880
Total	$14,476,440	$(1,388,000)	$(6,968,401)	$6,120,039

The following table summarizes information relating to the Company’s identifiable intangible assets as of December 31, 2024 and 2023:

	Gross		Accumulated	Carrying
December 31, 2024	Amount	Impairment	Amortization	Value
Amortized:
Customer relationships	10,022,560	(1,388,000)	(6,968,401)	1,666,159
	$10,022,560	$(1,388,000)	$(6,968,401)	$1,666,159
Indefinite-lived:
Brand name	4,453,880	-	-	4,453,880
Total	$14,476,440	$(1,388,000)	$(6,968,401)	$6,120,039

December 31, 2023	Gross Amount	Impairment	Accumulated Amortization	Carrying Value
Amortized:
Customer relationships	$8,634,560	$-	$(4,494,223)	$4,140,337
	$8,634,560	$-	$(4,494,223)	$4,140,337
Indefinite-lived:
Brand name	5,841,880	-	-	5,841,880
Total	$14,476,440	$-	$(4,494,223)	$9,982,217

SCHEDULE OF FUTURE AMORTIZATION EXPENSE	Future amortization expense at December 31, 2024 is as follows:
Year Ending December 31,
2025	$1,666,159
$1,666,159